TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Consumer Discretionary - 25.1%(a)
Apparel Retail - 1.4%
Zumiez, Inc. (b)	70,215	$1,206,996

Apparel, Accessories & Luxury Goods - 1.9%
Under Armour, Inc. - Class A (b)	340,943	1,704,715

Automotive Parts & Equipment - 7.3%
Adient PLC (b)	82,184	2,038,163
Lear Corp.	19,678	2,164,580
Magna International, Inc.	49,247	2,260,437
		6,463,180
Automotive Retail - 8.4%
Asbury Automotive Group, Inc. (b)	7,926	1,993,706
AutoNation, Inc. (b)	11,698	2,562,798
Sonic Automotive, Inc. - Class A	34,009	2,795,200
		7,351,704
Homebuilding - 2.5%
Hovnanian Enterprises, Inc. - Class A (b)	15,440	2,167,158

Restaurants - 1.7%
Bloomin' Brands, Inc.	205,672	1,511,689

Tires & Rubber - 1.9%
Goodyear Tire & Rubber Co. (b)	200,481	1,700,079
Total Consumer Discretionary		22,105,521

Consumer Staples - 6.4%
Agricultural Products & Services - 1.9%
Bunge Global SA	19,572	1,648,354

Food Retail - 1.6%
Albertsons Cos., Inc. - Class A	72,569	1,412,193

Packaged Foods & Meats - 2.9%
Tyson Foods, Inc. - Class A	44,940	2,551,693
Total Consumer Staples		5,612,240

Energy - 19.1%
Oil & Gas Equipment & Services - 2.8%
Liberty Energy, Inc.	96,957	1,090,767
ProPetro Holding Corp. (b)	270,082	1,377,418
		2,468,185

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 16.3%
Delek US Holdings, Inc.	119,046	$3,298,765
HF Sinclair Corp.	60,106	3,058,193
Par Pacific Holdings, Inc. (b)	124,641	4,317,564
PBF Energy, Inc. - Class A	78,020	2,131,506
World Kinect Corp.	60,344	1,617,823
		14,423,851
Total Energy		16,892,036

Financials - 2.4%
Consumer Finance - 2.4%
Ally Financial, Inc.	51,498	2,113,993

Health Care - 1.2%
Health Care Distributors - 1.2%
Owens & Minor, Inc. (b)	210,060	1,029,294

Industrials - 20.7%
Agricultural & Farm Machinery - 2.3%
Titan International, Inc. (b)	233,896	2,062,963

Cargo Ground Transportation - 2.6%
ArcBest Corp.	31,598	2,330,668

Construction & Engineering - 1.9%
MYR Group, Inc. (b)	9,083	1,700,973

Construction Machinery & Heavy Transportation Equipment - 4.4%
Oshkosh Corp.	12,512	1,743,797
Wabash National Corp.	188,575	2,091,297
		3,835,094
Passenger Airlines - 5.4%
Alaska Air Group, Inc. (b)	35,576	2,233,461
Southwest Airlines Co.	76,543	2,518,265
		4,751,726
Passenger Ground Transportation - 2.4%
Lyft, Inc. - Class A (b)	129,504	2,100,555

Trading Companies & Distributors - 1.7%
BlueLinx Holdings, Inc. (b)	18,029	1,489,376
Total Industrials		18,271,355

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.3% (CONTINUED)	Shares	Value
Information Technology - 12.1%
Electronic Manufacturing Services - 3.6%
Methode Electronics, Inc.	184,239	$1,424,167
Sanmina Corp. (b)	14,663	1,723,196
		3,147,363
IT Consulting & Other Services - 1.9%
DXC Technology Co. (b)	118,090	1,706,401

Technology Distributors - 6.6%
Arrow Electronics, Inc. (b)	17,830	2,252,464
Avnet, Inc.	34,110	1,861,383
TD SYNNEX Corp.	11,567	1,712,725
		5,826,572
Total Information Technology		10,680,336

Materials - 8.5%
Paper Products - 1.5%
Clearwater Paper Corp. (b)	63,329	1,366,007

Steel - 7.0%
Alpha Metallurgical Resources, Inc. (b)	14,768	2,203,238
Metallus, Inc. (b)	120,081	1,972,931
Ryerson Holding Corp.	86,153	1,964,288
		6,140,457
Total Materials		7,506,464

Real Estate - 2.8%
Real Estate Services - 2.8%
Cushman & Wakefield PLC (b)	156,222	2,463,621
TOTAL COMMON STOCKS (Cost $76,076,598)		86,674,860

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(c)	1,492,447	1,492,447
TOTAL MONEY MARKET FUNDS (Cost $1,492,447)		1,492,447

TOTAL INVESTMENTS - 100.0% (Cost $77,569,045)		$88,167,307
Other Assets in Excess of Liabilities - 0.0% (d)		40,350
TOTAL NET ASSETS - 100.0%		$88,207,657

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

TOWLE VALUE ETF

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Towle Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$86,674,860	$—	$—	$86,674,860
Money Market Funds	1,492,447	—	—	1,492,447
Total Investments	$88,167,307	$—	$—	$88,167,307

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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